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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GBU Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald B. Unterman
Title:     President
Phone:     (212) 753-0700
Signature, Place, and Date of Signing:

/s/   Gerald B. Unterman            New York, New York            August 9, 2001

Report Type   (Check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:          15

Form 13F Information Table Value Total:     $17,405

List of Other Included Managers:               None

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                           FORM 13F INFORMATION TABLE

                                                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
                                                                                                            ----------------------
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------    --------------   --------   --------    -------   ---  ----  ----------   --------    ----     ------   ----
AT&T Corp.            COM LIB          001957208  2,809       161,460   SH            SOLE                   161,460   0       0
                      GRP A

Calif.Fed Bank FSB    2nd CONT. LITIG. 130209703  74          26,466                  SOLE                   0         0       0

Cendant Corp.         COM              151313103  1,560       80,000    SH            SOLE                   80,000    0       0

Ciena                 NT CV            171779AA9  756         1,000,000 PRN           SOLE                   0         0       0

Corp.                 3.75% 08



Duke
                      CORP             264399585  898         35,000    SH            SOLE                   35,000    0       0
Energy
                      UNITS
Corp.

Global Crossing       PFD CV 6.375%    G3921A126  1,548       39,200    SH            SOLE                   39,200    0       0
Ltd.

Global
                      COM              G3921A100  948         110,000   SH            SOLE                   110,000   0       0
Crossing

Ltd.


Golden State Bancorp  WT EX 000000     381197136  118         90,390    WT            SOLE                   0         0       0

Kerr McGee Corp.      SB DB CV 5.25%
                        10             492386AP2  1,224       1,000,000 PRN           SOLE                   0         0       0


Kmart Fing            PFD TR CV 7.75%  498778208  1,221       25,975    SH            SOLE                   25,975    0       0

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
MCI Worldcom Inc.     COM              55268B106  1,021       70,500    SH            SOLE                   70,500    0       0

National
Australia Bank      CAP UTS EXCHBL     632525309  37          1,190     SH            SOLE                   1,190     0       0
Ltd.

Nextel Commun.      CLA                65332V103  2,194       125,936   SH            SOLE                   125,936   0       0
Inc.

Qwest Commun. Inc.  COM                749121109  1,290       40,500    SH            SOLE                   40,500    0       0

Stmicro-electronics SB LYON
                    Zero 09            861012AB8  1,707       1,665,000 PRN           SOLE                   0         0       0